[LOGO]
                                                          [PHOTO]

     Semiannual Report June 30, 1999

                                   EATON VANCE

                                    BALANCED

                                      FUND

                     Global Management-Global Distribution

[PHOTO]

EATON VANCE BALANCED FUND AS OF JUNE 30, 1999
INVESTMENT UPDATE

[PHOTO]
Thomas E. Faust
Portfolio Manager

INVESTMENT ENVIRONMENT
-----------------------------
  THE ECONOMY

- On the last day of June, the Federal Reserve Bank announced, as expected, that it would raise the Federal Funds rate (the rate at which banks lend money to each other overnight) by 25 basis points to 5.0%. At the same time, the Fed indicated it had moved toward a neutral bias with regard to future rate movements, causing stock and bond markets to rally.

- Despite the Fed's neutral bias, Federal Reserve Chairman Greenspan has reaffirmed the Fed's commitment to stifle any reoccurrence of inflation, and has left open the possibility that he will tighten rates in the coming months.

- During the just-ended second quarter, U.S. economic growth remained strong, aided by the beginning of a recovery in the manufacturing sector. In May, the index of leading economic indicators rose by 0.3%, an improvement over April's 0.1% increase, suggesting the period of sustained growth could continue into the next year.

- The nation's gross domestic product increased by a stronger-than-expected 4.6% in the first quarter of 1999. Weak export demand was offset by robust construction activity and strong consumer spending.

  THE MARKETS

- June was another record month for the S&P 500 and the NASDAQ Composite; both indices hit new highs on the last day of trading. The Dow Jones Industrial Average also had a solid first half, up 20.46% so far in 1999.(1) Investors and analysts were also optimistic about second quarter earnings.

- U.S. bond market conditions deteriorated in the first half of 1999, hurt by a stronger economy in the U.S. and abroad, and the perception that inflationary pressures may be starting to rise. The yield on the benchmark 30-year Treasury bond increased from 5.09% at the end of 1998 to 5.95% as of June 30, 1999.

THE FUND
-----------------------------
  THE PAST SIX MONTHS

- During the six months ended June 30, 1999, the Fund's Class A shares had a total return of 3.78%.(2) This return was the result of an increase in net asset value (NAV)to $8.21 on June 30, 1999 from $8.14 on December 31, 1998, and the reinvestment of $0.095 per share in dividends and $0.135 per share in capital gains.

- The Fund's Class B shares had a total return of 3.45%(2) during the period, the result of an increase in NAV to $13.91 from $13.68, and the reinvestment of $0.10 per share in dividends and $0.135 per share in capital gains.

- The Fund's Class C shares had a total return of 3.36%(2) during the period, the result of an increase in NAV to $13.38 from $13.17, and the reinvestment of $0.09 per share in dividends and $0.135 per share in capital gains.

- For comparison, during the six months ended June 30, 1999, the average return of funds in the Lipper Balanced Fund category was 5.56%.(1)

ASSET ALLOCATION(4)
-----------------------------
  BY TOTAL NET ASSETS

[CHART]

Common Stocks                        63.7%
Corporate Bonds                      17.6%
U.S. Treasury Obligations            13.6%
Mortgage Pass-Throughs                2.0%
Commercial Paper                      1.9%
Convertible Preferred Stock           0.6%
Other Assets                          0.6%

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT
DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
--------------------------------------------------------------------------------

FUND INFORMATION
AS OF JUNE 30, 1999

Performance(3)                     Class A  Class B  Class C
----------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
----------------------------------------------------------------------------
One Year                              6.51%    5.83%    5.64%
Five Years                           16.66    15.45    14.54
Ten Years                            12.59     N.A.     N.A.
Life of Fund+                        10.25    12.69    12.15
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
----------------------------------------------------------------------------
One Year                              0.38%    1.18%    4.71%
Five Years                           16.66    15.45    14.54
Ten Years                            11.92     N.A.     N.A.
Life of Fund+                        10.16    12.58    12.15

+Inception Dates - Class A: 4/1/32; Class B: 11/2/93; Class C:11/2/93

Ten Largest Equity Holdings(4)
-------------------------------------------
Sepracor, Inc.                       2.3%
Associates First Capital Corp.       2.1
Waste Management, Inc.               1.8
Safeway, Inc.                        1.8
Tyson Foods, Inc.                    1.7
Ameritech Corp.                      1.7
Medtronic, Inc.                      1.6
Unilever ADR                         1.6
GTE Corp.                            1.6
General Motors Corp., Class H        1.6

(1) It is not possible to invest directly in an Index or a Lipper category.
(2) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule:
5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. (4) Holdings and asset allocation are subject to change. Ten largest equity holdings accounted for 17.8% of the Fund's net assets.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE BALANCED FUND AS OF JUNE 30, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 1999
Assets
-------------------------------------------------------
Investment in Balanced Portfolio, at
   value
   (identified cost, $276,700,428)        $ 354,553,177
Receivable for Fund shares sold                 206,930
-------------------------------------------------------
TOTAL ASSETS                              $ 354,760,107
-------------------------------------------------------
Liabilities
-------------------------------------------------------
Payable for Fund shares redeemed          $     272,495
Payable to affiliate for Trustees' fees           1,327
Other accrued expenses                          213,275
-------------------------------------------------------
TOTAL LIABILITIES                         $     487,097
-------------------------------------------------------
NET ASSETS                                $ 354,273,010
-------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------
Paid-in capital                           $ 272,174,923
Accumulated undistributed net realized
   gain from Portfolio (computed on the
   basis of identified cost)                  3,567,460
Accumulated undistributed net investment
   income                                       677,878
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                          77,852,749
-------------------------------------------------------
TOTAL                                     $ 354,273,010
-------------------------------------------------------
Class A Shares
-------------------------------------------------------
NET ASSETS                                $ 267,202,916
SHARES OUTSTANDING                           32,550,134
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)    $        8.21
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 94.25 of $8.21)        $        8.71
-------------------------------------------------------

Class B Shares
-------------------------------------------------------
NET ASSETS                                $  74,830,110
SHARES OUTSTANDING                            5,381,469
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)    $       13.91
-------------------------------------------------------
Class C Shares
-------------------------------------------------------
NET ASSETS                                $  12,239,984
SHARES OUTSTANDING                              914,944
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)    $       13.38
-------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 1999
Investment Income
------------------------------------------------------
Dividends allocated from Portfolio (net
   of foreign taxes, $112,634)            $  2,088,383
Interest allocated from Portfolio            4,064,155
Expenses allocated from Portfolio           (1,193,167)
------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $  4,959,371
------------------------------------------------------

Expenses
------------------------------------------------------
Trustees fees and expenses                $      3,026
Distribution and service fees
   Class A                                     172,554
   Class B                                     341,671
   Class C                                      56,433
Transfer and dividend disbursing agent
   fees                                        156,006
Registration fees                               26,018
Printing and postage                            16,277
Custodian fee                                   15,195
Legal and accounting services                    7,923
Amortization of organization expenses              180
Miscellaneous                                    6,825
------------------------------------------------------
TOTAL EXPENSES                            $    802,108
------------------------------------------------------

NET INVESTMENT INCOME                     $  4,157,263
------------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  3,759,665
------------------------------------------------------
NET REALIZED GAIN                         $  3,759,665
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments                            $  4,893,640
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $  4,893,640
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $  8,653,305
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 12,810,568
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE BALANCED FUND AS OF JUNE 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
Increase (Decrease)                       JUNE 30, 1999       YEAR ENDED
in Net Assets                             (UNAUDITED)         DECEMBER 31, 1998
--------------------------------------------------------------------------------
From operations --
   Net investment income                     $    4,157,263      $     7,937,544
   Net realized gain                              3,759,665           56,088,133
   Net change in unrealized appreciation
      (depreciation)                              4,893,640          (20,974,299)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $   12,810,568      $    43,051,378
--------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                $   (3,203,923)     $    (6,508,416)
      Class B                                      (538,505)            (993,141)
      Class C                                       (77,797)            (137,056)
   From net realized gain
      Class A                                    (4,538,312)         (42,983,323)
      Class B                                      (720,243)          (7,093,638)
      Class C                                      (115,910)          (1,058,761)
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS          $   (9,194,690)     $   (58,774,335)
--------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                                $    7,624,558      $    12,361,950
      Class B                                     9,733,683           18,222,027
      Class C                                     2,232,618            5,551,967
   Issued in reorganization of EV
      Marathon and Classic Investors
      Funds
      Class B                                            --           59,501,704
      Class C                                            --            7,307,794
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                     5,300,898           36,065,386
      Class B                                     1,132,155            7,242,661
      Class C                                       182,786            1,135,545
   Cost of shares redeemed
      Class A                                   (18,181,497)         (26,590,459)
      Class B                                   (10,110,269)         (11,838,168)
      Class C                                    (1,112,399)          (3,112,669)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS              $   (3,197,467)     $   105,847,738
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                   $      418,411      $    90,124,781
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED
                                          JUNE 30, 1999       YEAR ENDED
Net Assets                                (UNAUDITED)         DECEMBER 31, 1998
--------------------------------------------------------------------------------
At beginning of period                       $  353,854,599      $   263,729,818
--------------------------------------------------------------------------------

AT END OF PERIOD                             $  354,273,010      $   353,854,599
--------------------------------------------------------------------------------

Accumulated
undistributed net
investment income
included in net assets
--------------------------------------------------------------------------------
AT END OF PERIOD                             $      677,878      $       340,840
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE BALANCED FUND AS OF JUNE 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                       SIX MONTHS ENDED
                                                       JUNE 30, 1999
                                                         (UNAUDITED)                      YEAR ENDED DECEMBER 31, 1998
                                            -------------------------------------     -------------------------------------
                                             CLASS A       CLASS B       CLASS C       CLASS A       CLASS B       CLASS C
---------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period      $  8.140      $ 13.680      $ 13.170      $  8.700      $ 13.680      $ 13.240
---------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------------
Net investment income                       $  0.102      $  0.120      $  0.110      $  0.226      $  0.231      $  0.216
Net realized and unrealized gain               0.198         0.345         0.325         0.901         1.451         1.401
---------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                $  0.300      $  0.465      $  0.435      $  1.127      $  1.682      $  1.617
---------------------------------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------------------------------
From net investment income                  $ (0.095)     $ (0.100)     $ (0.090)     $ (0.220)     $ (0.215)     $ (0.220)
From net realized gain                        (0.135)       (0.135)       (0.135)       (1.467)       (1.467)       (1.467)
---------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                         $ (0.230)     $ (0.235)     $ (0.225)     $ (1.687)     $ (1.682)     $ (1.687)
---------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD            $  8.210      $ 13.910      $ 13.380      $  8.140      $ 13.680      $ 13.170
---------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                 3.78%         3.45%         3.36%        13.43%        12.59%        12.51%
---------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                                 $267,203      $ 74,830      $ 12,240      $270,277      $ 72,836      $ 10,742
Ratios (As a percentage of average daily
   net assets):
   Expenses(2)                                  0.95%(3)      1.75%(3)      1.81%(3)      0.98%         1.81%         1.85%
   Net investment income                        2.58%(3)      1.77%(3)      1.71%(3)      2.45%         1.62%         1.58%
---------------------------------------------------------------------------------------------------------------------------

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(2) Includes the Fund's share of the Portfolio's allocated expenses for the period the Fund was investing in the Portfolio.
(3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE BALANCED FUND AS OF JUNE 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                   YEAR ENDED DECEMBER 31,            YEAR ENDED JANUARY 31,
                                            -------------------------------------     -----------------------
                                              1997          1996         1995(1)        1995          1994
                                            ---------     ---------     ---------     ---------     ---------
                                             CLASS A       CLASS A       CLASS A       CLASS A       CLASS A
-------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period      $  8.090      $  8.150      $  6.840      $  7.600      $  7.390
-------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------
Net investment income                       $  0.208      $  0.254      $  0.254      $  0.283      $  0.217
Net realized and unrealized gain (loss)        1.492         0.821         1.641        (0.623)        0.833
-------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS         $  1.700      $  1.075      $  1.895      $ (0.340)     $  1.050
-------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------
From net investment income                  $ (0.200)     $ (0.254)     $ (0.248)     $ (0.275)     $ (0.307)
In excess of net investment income                --        (0.001)           --            --        (0.008)
From net realized gain                        (0.890)       (0.880)       (0.337)       (0.145)       (0.525)
-------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                         $ (1.090)     $ (1.135)     $ (0.585)     $ (0.420)     $ (0.840)
-------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD            $  8.700      $  8.090      $  8.150      $  6.840      $  7.600
-------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                21.60%        13.61%        28.36%        (4.45)%       15.13%
-------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                                 $263,730      $240,217      $236,870      $200,419      $227,402
Ratios (As a percentage of average daily
   net assets):
   Expenses(3)                                  0.97%         0.93%         0.95%(4)      0.91%         0.90%
   Net investment income                        2.35%         3.03%         3.60%(4)      4.05%         4.07%
Portfolio turnover(5)                             --            --            --            --          0.44%
-------------------------------------------------------------------------------------------------------------

(1)  For the eleven-month period ended December 31, 1995.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of the Portfolio's allocated expenses for the period the Fund was investing in the Portfolio.
(4)  Annualized.
(5) Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE BALANCED FUND AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Balanced Fund (the "Fund") (formerly the Eaton Vance Investors
   Fund) is a diversified series of Eaton Vance Special Investment Trust (the "Trust"). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Balanced Portfolio (the "Portfolio"), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at June 30, 1999). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Valuations of securities by the Portfolio are discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles. Prior to the Fund's investment in the Portfolio, the Fund held its investments directly.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

 D Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization, including registration costs, are being amortized on a straight-line basis over five years.

 E Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 F Interim Financial Statements -- The interim financial statements relating to
   June 30, 1999 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

 G Other -- Investment transactions are accounted for on a trade-date basis.

2 Distributions to Shareholders
-------------------------------------------
   The Fund's present policy is to pay quarterly dividends from net investment income allocated to the Fund by the Portfolio (less the Fund's direct expenses) and to distribute at least annually all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) so allocated. Shareholders may reinvest all distributions in shares of the same class of the Fund at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

EATON VANCE BALANCED FUND AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in-capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different classes. Transactions in Fund shares were as follows:

                                          SIX MONTHS ENDED
                                          JUNE 30, 1999      YEAR ENDED
CLASS A                                   (UNAUDITED)        DECEMBER 31, 1998
------------------------------------------------------------------------------
Sales                                              942,450           1,343,770
Issued to shareholders electing to
 receive payment of distributions in
 Fund shares                                       665,548           4,456,369
Redemptions                                     (2,257,275)         (2,907,747)
------------------------------------------------------------------------------
NET INCREASE (DECREASE)                           (649,277)          2,892,392
------------------------------------------------------------------------------


                                          SIX MONTHS ENDED
                                          JUNE 30, 1999      YEAR ENDED
CLASS B                                   (UNAUDITED)        DECEMBER 31, 1998
------------------------------------------------------------------------------
Sales                                              714,514           1,253,930
Issued to shareholders electing to
 receive payment of distributions in
 Fund shares                                        83,449             535,537
Redemptions                                       (740,152)           (815,682)
Issued to EV Marathon Investors Fund
 shareholders                                           --           4,349,873
------------------------------------------------------------------------------
NET INCREASE                                        57,811           5,323,658
------------------------------------------------------------------------------

                                          SIX MONTHS ENDED
                                          JUNE 30, 1999      YEAR ENDED
CLASS C                                   (UNAUDITED)        DECEMBER 31, 1998
------------------------------------------------------------------------------
Sales                                              169,861             399,045
Issued to shareholders electing to
 receive payment of distributions in
 Fund shares                                        14,050              87,300
Redemptions                                        (84,912)           (222,406)
Issued to EV Classic Investors Fund
 shareholders                                           --             552,006
------------------------------------------------------------------------------
NET INCREASE                                        98,999             815,945
------------------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management ("EVM") serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research ("BMR"), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Eaton Vance Distributors, Inc. ("EVD"), a subsidiary of EVM and the Fund's principal underwriter, received $16,068 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 1999.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has adopted distribution plans ("Class B Plan" and "Class C Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan ("Class A Plan")(collectively, the "Plans"). The Class B Plan and Class C Plan require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6)

EATON VANCE BALANCED FUND AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   and amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $273,780 and $42,325 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended June 30, 1999, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At June 30, 1999, the amount of Uncovered Distribution Charges EVD calculated under the Class B Plan and Class C Plan were approximately $1,779,000 and $1,017,000 for Class B and Class C shares, respectively.

   In addition, the Plans also authorize each class to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for any fiscal year. The Trustees have initially implemented the Plans by authorizing each class to make quarterly payments of service fees to EVD and investment dealers in amounts not expected to exceed 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least twelve months. The Class C Plan requires the Fund to make monthly payments of service fees in amounts not expected to exceed 0.25% of the Fund's average daily net assets attributable to Class C shares for any fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended June 30, 1999 amounted to $172,554, $67,891, and $14,108 for Class A, Class B, and Class C shares, respectively.

   Certain officers and Trustees of the Fund are officers or directors of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge ("CDSC") generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. A CDSC of 1% is imposed on any redemption of Class A shares made within 12 months of purchase that were acquired at net asset value if the purchase amount was $1 million or more. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited circumstances. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plans (see Note
   5). CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. EVD received approximately $98,000 and $382,000 of CDSC paid by shareholders for Class B and Class C shares, respectively, for the six months ended June 30, 1999.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio for the six months ended June 30, 1999, aggregated $19,462,993 and $33,875,378, respectively.

8 Transfer of Net Assets
-------------------------------------------
   On January 1, 1998, EV Traditional Investors Fund received the net assets of the EV Marathon Investors Fund and EV Classic Investors Fund pursuant to an Agreement and Plan of Reorganization dated June 23, 1997. In accordance with the agreement, EV Traditional Investors Fund, at the closing, issued 4,349,873 Class B shares and 552,006 Class C shares of the Fund having an aggregate value of $59,501,704 and $7,307,794, respectively. As a result the Fund issued one Class B share and one Class C share for each share of EV Marathon Investors Fund and EV Classic Investors Fund, respectively. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The EV Marathon Investors Fund's and EV Classic Investors Fund's net assets at the date of the transaction were $59,501,704 and $7,307,794, respectively, including $11,654,296 and $1,851,259 of unrealized appreciation. Directly after the merger, the combined net assets of the Eaton Vance Investors Fund (formerly "EV Traditional Investors Fund") were $330,539,316 with a net asset value of $8.70, $13.68 and $13.24 for Class A, Class B and Class C, respectively.

BALANCED PORTFOLIO AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 63.7%


                SECURITY                  SHARES             VALUE
--------------------------------------------------------------------------
Advertising and Marketing Services -- 1.2%
--------------------------------------------------------------------------
Valassis Communications, Inc.(1)               120,000       $   4,395,000
--------------------------------------------------------------------------
                                                             $   4,395,000
--------------------------------------------------------------------------
Aerospace and Defense -- 1.6%
--------------------------------------------------------------------------
General Motors Corp., Class H(1)               100,000       $   5,625,000
--------------------------------------------------------------------------
                                                             $   5,625,000
--------------------------------------------------------------------------
Auto and Parts -- 2.3%
--------------------------------------------------------------------------
General Motors Corp.                            60,000       $   3,960,000
Magna International, Inc., Class A              75,000           4,256,250
--------------------------------------------------------------------------
                                                             $   8,216,250
--------------------------------------------------------------------------
Banks - Regional -- 1.4%
--------------------------------------------------------------------------
Wells Fargo & Co.                              120,000       $   5,130,000
--------------------------------------------------------------------------
                                                             $   5,130,000
--------------------------------------------------------------------------
Banks and Money Services -- 0.6%
--------------------------------------------------------------------------
Banco Latinoamericano de
Exportaciones(2)                                75,000       $   2,006,250
--------------------------------------------------------------------------
                                                             $   2,006,250
--------------------------------------------------------------------------
Beverages -- 2.1%
--------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                       60,000       $   4,256,250
PepsiCo, Inc.                                   80,000           3,095,000
--------------------------------------------------------------------------
                                                             $   7,351,250
--------------------------------------------------------------------------
Broadcasting and Cable -- 0.9%
--------------------------------------------------------------------------
MediaOne Group, Inc.(1)                         45,000       $   3,346,875
--------------------------------------------------------------------------
                                                             $   3,346,875
--------------------------------------------------------------------------
Chemicals -- 1.1%
--------------------------------------------------------------------------
Praxair, Inc.                                   80,000       $   3,915,000
--------------------------------------------------------------------------
                                                             $   3,915,000
--------------------------------------------------------------------------
Communications Services -- 4.6%
--------------------------------------------------------------------------
Ameritech Corp.                                 80,896       $   5,945,856
GTE Corp.                                       75,000           5,681,250
                SECURITY                  SHARES             VALUE
--------------------------------------------------------------------------

Communications Services (continued)
--------------------------------------------------------------------------
MCI Worldcom, Inc.(1)                           55,000       $   4,743,750
--------------------------------------------------------------------------
                                                             $  16,370,856
--------------------------------------------------------------------------
Drugs -- 5.8%
--------------------------------------------------------------------------
Elan Corp., PLC ADR(1)(2)                      130,000       $   3,607,500
Pfizer, Inc.                                    37,800           4,148,550
Sepracor, Inc.(1)                              100,000           8,125,000
Warner-Lambert Co.                              65,000           4,509,375
--------------------------------------------------------------------------
                                                             $  20,390,425
--------------------------------------------------------------------------
Electric Utilities -- 1.0%
--------------------------------------------------------------------------
The Southern Co.                               140,000       $   3,710,000
--------------------------------------------------------------------------
                                                             $   3,710,000
--------------------------------------------------------------------------
Electronics - Semiconductors -- 1.0%
--------------------------------------------------------------------------
Intel Corp.                                     60,000       $   3,570,000
--------------------------------------------------------------------------
                                                             $   3,570,000
--------------------------------------------------------------------------
Environmental Services -- 1.8%
--------------------------------------------------------------------------
Waste Management, Inc.                         120,000       $   6,450,000
--------------------------------------------------------------------------
                                                             $   6,450,000
--------------------------------------------------------------------------
Financial - Miscellaneous -- 5.9%
--------------------------------------------------------------------------
Associates First Capital Corp.                 170,000       $   7,533,125
Fannie Mae                                      45,000           3,076,875
MBNA Corp.                                     180,000           5,512,500
MGIC Investment Corp.                          100,000           4,862,500
--------------------------------------------------------------------------
                                                             $  20,985,000
--------------------------------------------------------------------------
Foods -- 3.3%
--------------------------------------------------------------------------
Tyson Foods, Inc.                              264,700       $   5,955,750
Unilever ADR(2)                                 82,142           5,729,405
--------------------------------------------------------------------------
                                                             $  11,685,155
--------------------------------------------------------------------------
Health Services -- 0.8%
--------------------------------------------------------------------------
Health Management Associates, Inc.(1)          250,000       $   2,812,500
--------------------------------------------------------------------------
                                                             $   2,812,500
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

BALANCED PORTFOLIO AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                SECURITY                  SHARES             VALUE
--------------------------------------------------------------------------
Information Services -- 1.5%
--------------------------------------------------------------------------
Reynolds & Reynolds, Inc., Class A             225,000       $   5,245,313
--------------------------------------------------------------------------
                                                             $   5,245,313
--------------------------------------------------------------------------
Insurance -- 4.3%
--------------------------------------------------------------------------
American International Group, Inc.              41,950       $   4,910,772
Berkshire Hathaway, Inc., Class B(1)             2,100       $   4,722,900
Mutual Risk Management Ltd.                    162,800           5,433,450
--------------------------------------------------------------------------
                                                             $  15,067,122
--------------------------------------------------------------------------
Medical Products -- 1.6%
--------------------------------------------------------------------------
Medtronic, Inc.                                 74,817       $   5,826,374
--------------------------------------------------------------------------
                                                             $   5,826,374
--------------------------------------------------------------------------
Metals and Minerals -- 1.5%
--------------------------------------------------------------------------
Potash Corp. of Saskatchewan(2)                 55,000       $   2,846,250
Steel Dynamics Corp.(1)                        150,000           2,320,320
--------------------------------------------------------------------------
                                                             $   5,166,570
--------------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 1.5%
--------------------------------------------------------------------------
Anadarko Petroleum Corp.                       140,000       $   5,153,750
--------------------------------------------------------------------------
                                                             $   5,153,750
--------------------------------------------------------------------------
Oil and Gas - Integrated -- 2.6%
--------------------------------------------------------------------------
Exxon Corp.                                     67,280       $   5,188,970
Mobil Corp.                                     40,000           3,960,000
--------------------------------------------------------------------------
                                                             $   9,148,970
--------------------------------------------------------------------------
Paper and Forest Products -- 2.1%
--------------------------------------------------------------------------
Longview Fibre Co.                             285,500       $   4,460,938
Plum Creek Timber Co., L.P.                     90,000           2,801,250
--------------------------------------------------------------------------
                                                             $   7,262,188
--------------------------------------------------------------------------
Publishing -- 1.5%
--------------------------------------------------------------------------
Central Newspapers, Inc., Class A              140,000       $   5,267,500
--------------------------------------------------------------------------
                                                             $   5,267,500
--------------------------------------------------------------------------

                SECURITY                  SHARES             VALUE
--------------------------------------------------------------------------

REITS -- 2.1%
--------------------------------------------------------------------------
Equity Residential Properties Trust            101,400       $   4,569,338
Prologis Trust                                 150,000           3,037,500
--------------------------------------------------------------------------
                                                             $   7,606,838
--------------------------------------------------------------------------
Retail - Food and Drug -- 3.3%
--------------------------------------------------------------------------
CVS Corp.                                      100,000       $   5,112,500
Safeway, Inc.(1)                               130,000           6,435,000
--------------------------------------------------------------------------
                                                             $  11,547,500
--------------------------------------------------------------------------
Retail - Specialty and Apparel -- 3.8%
--------------------------------------------------------------------------
Autonation, Inc.(1)                            270,000       $   4,809,375
Circuit City Stores, Inc.                       60,000           5,580,000
Home Depot, Inc. (The)                          50,000           3,221,875
--------------------------------------------------------------------------
                                                             $  13,611,250
--------------------------------------------------------------------------
Specialty Chemicals and Materials -- 2.5%
--------------------------------------------------------------------------
Corning, Inc.                                   80,000       $   5,610,000
Millipore Corp.                                 80,000           3,245,000
--------------------------------------------------------------------------
                                                             $   8,855,000
--------------------------------------------------------------------------
Total Common Stocks
   (identified cost $145,335,681)                            $ 225,717,936
--------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK -- 0.6%

                SECURITY                  SHARES             VALUE
--------------------------------------------------------------------------
Metals - Gold -- 0.6%
--------------------------------------------------------------------------
Freeport McMoRan Copper & Gold, 5%
Series CV                                      125,000       $   2,343,750
--------------------------------------------------------------------------
                                                             $   2,343,750
--------------------------------------------------------------------------
Total Convertible Preferred Stock
   (identified cost $2,872,500)                              $   2,343,750
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

BALANCED PORTFOLIO AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

CORPORATE BONDS -- 17.6%


                                          PRINCIPAL
                                          AMOUNT
                SECURITY                  (000'S OMITTED)    VALUE
--------------------------------------------------------------------------
Air Products and Chemicals, Inc., 7.34%,
6/15/26                                       $    720       $     746,698
Associates Corp., N.A., 5.96%, 5/15/37           4,280           4,281,840
Chesapeake Potomac Telephone Co.,
8.375%, 10/1/29                                  2,850           3,226,685
Commercial Credit Corp., 7.875%, 2/1/25          2,000           2,118,680
Commercial Credit Corp., 6.625%, 6/1/15          1,350           1,359,315
Dayton Hudson, MTN, 5.865%, 8/15/27              2,490           2,492,664
Grand Metropolitan Investments Corp.,
7.45%, 4/15/35                                   3,090           3,275,802
Intermediate American Development Bank,
8.40%, 9/1/09                                    3,690           4,201,360
Intermediate American Development Bank,
6.95%, 8/1/26                                      220             227,982
J.C. Penney, Inc., 7.40%, 4/1/37                 3,500           3,572,485
Johnson Controls, Inc., 7.70%, 3/1/15            2,000           2,106,600
Lowe's Cos., Inc., 7.11%, 5/15/37                5,000           5,137,100
Mead Corp. (The), 6.84%, 3/1/37                  2,000           1,982,180
Motorola, Inc., 6.50%, 9/1/25                    3,000           2,972,250
Proctor and Gamble Co., 8.00%, 9/1/24            3,000           3,416,970
Seagram (Joseph) & Sons, Inc., 9.65%,
8/15/18                                          1,030           1,216,615
State Street Bank, 7.35%, 6/15/26                2,450           2,535,236
Tennessee Valley Power Authority,
6.235%, 7/15/45                                    700             702,653
Tennessee Valley Power Authority, 5.88%,
4/1/36                                           3,350           3,284,809
Times Mirror Co., 6.61%, 9/15/27                 3,250           3,255,330
Tribune Co., 6.25%, 11/10/26                     1,000             994,890
TRW, Inc., MTN, 9.35%, 6/4/20                    1,045           1,219,316
Willamette Industries, 7.35%, 7/1/26             4,000           4,064,960
Xerox Corp., 5.90%, 5/5/37                       3,000           2,998,860
Xerox Corp., 5.875%, 6/15/37                     1,000             998,900
--------------------------------------------------------------------------
Total Corporate Bonds
   (identified cost $63,385,028)                             $  62,390,180
--------------------------------------------------------------------------

MORTGAGE PASS-THROUGHS -- 2.0%

                                          PRINCIPAL
                                          AMOUNT
                SECURITY                  (000'S OMITTED)    VALUE
--------------------------------------------------------------------------
FHLMC, PAC, CMO, Series 1627-PZ, 5.60%,
8/15/17                                       $  4,495       $   4,485,143
FHLMC, PAC, CMO, Series 1630-PE, 5.50%,
5/15/18                                          1,020           1,017,058
FHLMC, PAC, CMO, Series 34-C, 9.00%,
11/15/19                                            34              34,077
FHLMC, PAC, CMO, Series 41-F, 10.00%,
5/15/20                                            990           1,064,982
FNMA, PAC, CMO, Series 1990 24-E, 9.00%,
3/25/20                                            603             617,582
--------------------------------------------------------------------------
Total Mortgage Pass-Throughs
   (identified cost $7,120,470)                              $   7,218,842
--------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 13.6%

                                          PRINCIPAL
                                          AMOUNT
                SECURITY                  (000'S OMITTED)    VALUE
--------------------------------------------------------------------------
U.S. Treasury Bond, 7.50%, 11/15/16           $  5,000       $   5,635,150
U.S. Treasury Note, 6.25%, 2/15/07               3,000           3,056,730
U.S. Treasury Note, 6.625%, 4/30/02             10,000          10,265,599
U.S. Treasury Note, 6.375%, 5/15/00              2,000           2,018,120
U.S. Treasury Note, 5.75%, 11/30/02             18,000          18,036,539
U.S. Treasury Note, 6.125%, 9/30/00              4,000           4,034,360
U.S. Treasury Note, 8.50%, 2/15/00               5,000           5,102,350
--------------------------------------------------------------------------
Total U.S. Treasury Obligations
   (identified cost $49,253,129)                             $  48,148,848
--------------------------------------------------------------------------
COMMERCIAL PAPER -- 1.9%

                                          PRINCIPAL
                                          AMOUNT
                SECURITY                  (000'S OMITTED)    VALUE
--------------------------------------------------------------------------
Associates Corp., 5.75%, 7/1/99               $  6,706       $   6,706,000
--------------------------------------------------------------------------
Total Commercial Paper
   (amortized cost $6,706,000)                               $   6,706,000
--------------------------------------------------------------------------
Total Investments -- 99.4%
   (identified cost $274,672,808)                            $ 352,525,556
--------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.6%                       $   2,027,644
--------------------------------------------------------------------------
Net Assets -- 100%                                           $ 354,553,200
--------------------------------------------------------------------------

ADR - American Depositary Receipt
PAC - Planned Authorization Class
CMO - Collateralized Mortgage Obligations
REIT - Real Estate Investment Trust
(1)  Non-income producing security.
(2)  Foreign security.

                       SEE NOTES TO FINANCIAL STATEMENTS

BALANCED PORTFOLIO AS OF JUNE 30, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 1999
Assets
-------------------------------------------------------
Investments, at value (identified cost,
   $274,672,808)                          $ 352,525,556
Cash                                              1,491
Interest and dividends receivable             1,988,825
Tax reclaim receivable                           63,947
-------------------------------------------------------
TOTAL ASSETS                              $ 354,579,819
-------------------------------------------------------

Liabilities
-------------------------------------------------------
Payable to affiliate for Trustees' fees   $       6,883
Other accrued expenses                           19,736
-------------------------------------------------------
TOTAL LIABILITIES                         $      26,619
-------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $ 354,553,200
-------------------------------------------------------
Sources of Net Assets
-------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $ 276,700,452
Net unrealized appreciation (computed on
   the basis of identified cost)             77,852,748
-------------------------------------------------------
TOTAL                                     $ 354,553,200
-------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 1999
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes,
   $112,634)                              $  2,088,383
Interest                                     4,064,156
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $  6,152,539
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  1,069,032
Trustees fees and expenses                      15,401
Custodian fee                                   84,109
Legal and accounting services                   21,718
Miscellaneous                                    2,907
------------------------------------------------------
TOTAL EXPENSES                            $  1,193,167
------------------------------------------------------

NET INVESTMENT INCOME                     $  4,959,372
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  3,759,665
------------------------------------------------------
NET REALIZED GAIN                         $  3,759,665
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $  4,893,490
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $  4,893,490
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $  8,653,155
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 13,612,527
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

BALANCED PORTFOLIO AS OF JUNE 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
Increase (Decrease)                       JUNE 30, 1999       YEAR ENDED
in Net Assets                             (UNAUDITED)         DECEMBER 31, 1998
--------------------------------------------------------------------------------
From operations --
   Net investment income                     $    4,959,372      $     9,645,705
   Net realized gain                              3,759,665           56,088,137
   Net change in unrealized appreciation
      (depreciation)                              4,893,490          (20,974,301)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $   13,612,527      $    44,759,541
--------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $   19,462,993      $    38,451,067
   Withdrawals                                  (33,875,378)         (57,564,792)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                              $  (14,412,385)     $   (19,113,725)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS        $     (799,858)     $    25,645,816
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of period                       $  355,353,058      $   329,707,242
--------------------------------------------------------------------------------
AT END OF PERIOD                             $  354,553,200      $   355,353,058
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

BALANCED PORTFOLIO AS OF JUNE 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                                                                 YEAR ENDED
                                       SIX MONTHS ENDED                 YEAR ENDED DECEMBER 31,                  JANUARY 31,
                                       JUNE 30, 1999        ------------------------------------------------    -------------
                                       (UNAUDITED)            1998         1997         1996        1995(1)         1995
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-----------------------------------------------------------------------------------------------------------------------------
Expenses                                           0.68%(2)     0.67%        0.69%        0.70%        0.71%(2)         0.70%
Net investment income                              2.84%(2)     2.75%        2.62%        3.23%        3.83%(2)         4.25%
Portfolio turnover                                   23%          49%          37%          64%          47%              28%
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                                    $354,553     $355,353     $329,707     $301,561     $276,375         $217,157
-----------------------------------------------------------------------------------------------------------------------------

(1)  For the eleven-month period ended December 31, 1995.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

BALANCED PORTFOLIO AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Balanced Portfolio (the "Portfolio") (formerly Investors Portfolio) is registered under the Investment Company Act of 1940, as a diversified, open-end, management investment company which was organized as a trust under the laws of the State of New York in 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Listed or unlisted securities for which closing sale prices are not available are valued at the mean between latest bid and asked prices. Debt securities (other than mortgage-backed "pass through" securities and short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by pricing services. Mortgage-backed, "pass through" securities are valued using an independent matrix pricing system applied by the adviser which takes into account closing bond valuations, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated to U.S. dollars at the current exchange rate. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

 E Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Interim Financial Statements -- The interim financial statements relating to
   June 30, 1999 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

BALANCED PORTFOLIO AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 G Other -- Investment transactions are accounted for on a trade date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research ("BMR"), a wholly-owned subsidiary of Eaton Vance Management ("EVM"), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 5/96 of 1% (0.625% annually) of the Portfolio's average daily net assets up to $300 million and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 1999, the fee was equivalent to 0.61% (annualized) of the Portfolio's average net assets for such period and amounted to $1,069,032. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their service to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 1999, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $44,178,618 and $67,621,665, respectively. Purchases and sales of U.S. Government/agency securities aggregated $36,373,203 and $24,578,848, respectively.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in the value of investments owned at June 30, 1999, as computed on a federal income tax basis, are as follows:

AGGREGATE COST                            $ 274,672,808
-------------------------------------------------------
Gross unrealized appreciation             $  89,367,247
Gross unrealized depreciation               (11,514,499)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $  77,852,748
-------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $130 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 1999.

6 Risk Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

EATON VANCE BALANCED FUND AS OF JUNE 30, 1999

INVESTMENT MANAGEMENT

EATON VANCE BALANCED FUND

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President

Michael B. Terry
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate
School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

BALANCED PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Thomas E. Faust, Jr.
Vice President and
Portfolio Manager

Michael B. Terry
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate
School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law, Georgetown
University Law Center

Jack L. Treynor
Investment Adviser and Consultant

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

INVESTMENT ADVISER OF
BALANCED PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADMINISTRATOR OF
EATON VANCE BALANCED FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AND DIVIDEND
DISBURSING AGENT
First Data Investor Services Group
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123



EATON VANCE  BALANCED FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109



--------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
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